Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year	SCT Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for non- PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income

(a)(1)	(USD 10K) (b)	(USD 10K) (c)(2)	(USD 10K) (d)(3)	(USD 10K) (e)(2)(3)	(f)(4)	(USD 10K) (g)
2024	$303	$303	$342	$342	$71	$37,899
2023	$255	$255	$308	$308	$121	$42,738

(1)	During the past two fiscal years, Mr. Wu served as PEO and Mr. Chen, Mr. Li and Mr. Cai served as non-PEO NEOs.
(2)	Represents the CAP for our PEO and the average CAP for our non-PEO NEOs as a group, computed in accordance with the PvP disclosure rules. The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our PEOs or non-PEO NEOs during the covered years.
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and subtracting the values reported in the “Change in Actuarial Prevent Value”, “Stock Awards,” and “Option Awards” columns, and adding back amounts relating to pension services costs, if applicable, and the value and changes in value of unvested incentive equity awards. Since the Company does not maintain a pension plan for any of its NEOs, has not awarded any new incentive equity awards in the past two fiscal years to any of its NEOs, and none of its NEOs has any unvested incentive equity awards as of December 31, 2021, no adjustments were necessary to the “Total” column amount from the SCT in order to determine CAP for each NEO. Thus, CAP and average CAP for the PEO and non-PEO NEOs, respectively, is identical to the “Total” and average “Total” column amount from the SCT for each covered fiscal year.
(3)	Amounts reflected in these columns represent the average “Total” compensation from the SCT and CAP for the non-PEO NEOs as a group.
(4)	Amounts reflected in these columns represent the Company’s Cumulative TSR for each measurement period from December 31, 2022 through December 31, 2024. Dividends are assumed to be reinvested. The resulting amounts assume that $100 was invested on December 31, 2022 in our common stock.

Named Executive Officers, Footnote	(1)During the past two fiscal years, Mr. Wu served as PEO and Mr. Chen, Mr. Li and Mr. Cai served as non-PEO NEOs.
PEO Total Compensation Amount	$ 303,000	$ 255,000
PEO Actually Paid Compensation Amount	303,000	255,000
Non-PEO NEO Average Total Compensation Amount	342,000	308,000
Non-PEO NEO Average Compensation Actually Paid Amount	342,000	308,000
Total Shareholder Return Amount	71	121
Net Income (Loss)	$ 37,899,000	$ 42,738,000
PEO Name	Mr. Wu